Segmented Information (Segment assets and liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Total Assets	$ 6,384.6	$ 5,336.1
Total liabilities	1,938.8	1,751.9
Corporate/Other
Disclosure of operating segments [line items]
Total Assets	669.7	280.0
Total liabilities	582.3	559.3
Operating segments | Young-Davidson
Disclosure of operating segments [line items]
Total Assets	1,838.4	1,758.6
Total liabilities	584.0	459.8
Operating segments | Island Gold District
Disclosure of operating segments [line items]
Total Assets	3,179.3	2,756.6
Total liabilities	607.9	572.4
Operating segments | Mulatos
Disclosure of operating segments [line items]
Total Assets	697.2	540.9
Total liabilities	$ 164.6	$ 160.4